Expense Example - KraneShares Wahed Alternative Income Index ETF - KraneShares Wahed Alternative Income Index ETF	Sep. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	$ 164